Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 2,557,798	$ 2,739	$ 1,673,733	$ 855,928	$ 15,904	$ 0	$ 2,548,304	$ 9,494
Balance, shares at Dec. 31, 2011		234,221				0
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from non-controlling interests	(57)							(57)
Net income	129,537			129,506			129,506	31
Unrealized gain, net on hedging contracts	209				209		209
Realized loss, net on hedging contracts	553				553		553
Unrealized gain (loss), net on pension	(598)				(598)		(598)
Translation adjustment, net	28,114				27,923		27,923	191
Purchase of treasury shares	(35,653)					(35,653)	(35,653)
Purchase of treasury shares (in shares)						(1,943)
Common stock issuances under employee stock plans	16,579	30	16,549				16,579
Common stock issuances under employee stock plans (in shares)		2,266
Tax benefit of employee stock plans	1,489		1,489				1,489
Share-based compensation	25,356		25,356				25,356
Proceeds from subscription receivables	1,036		1,036				1,036
Balance at Dec. 31, 2012	2,724,363	2,769	1,718,163	985,434	43,991	(35,653)	2,714,704	9,659
Balance, shares at Dec. 31, 2012		236,487				1,943
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from non-controlling interests	(487)							(487)
Net income	69,098			69,073			69,073	25
Unrealized gain (loss), net on pension	82				82		82
Translation adjustment, net	(47,923)				(48,265)		(48,265)	342
Purchase of treasury shares	(86,029)					(86,029)	(86,029)
Purchase of treasury shares (in shares)						(4,149)
Common stock issuances under employee stock plans	25,337	43	20,301	(76)		5,069	25,337
Common stock issuances under employee stock plans (in shares)		3,220				275
Tax benefit of employee stock plans	433		433				433
Share-based compensation	37,935		37,935				37,935
Proceeds from subscription receivables	1,062		1,062				1,062
Balance at Dec. 31, 2013	2,723,871	2,812	1,777,894	1,054,431	(4,192)	(116,613)	2,714,332	9,539
Balance, shares at Dec. 31, 2013	239,707	239,707				5,817
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from non-controlling interests	(325)							(325)
Net income	117,202			116,634			116,634	568
Stock Issued During Period, Value, Warrants	68,900		68,900				68,900
Unrealized gain (loss), net on pension	(481)				(481)		(481)
Translation adjustment, net	(131,589)				(130,062)		(130,062)	(1,527)
Purchase of treasury shares	(126,889)					(126,889)	(126,889)
Purchase of treasury shares (in shares)						(5,558)
Issuance of common shares in connection with warrant exercise	18,802			(12,115)		30,917	18,802
Issuance of common shares in connection with warrant exercise (in shares)						1,373
Common stock issuances under employee stock plans	12,131			(33,264)		45,395	12,131
Common stock issuances under employee stock plans (in shares)						2,318
Tax benefit of employee stock plans	1,596		1,596				1,596
Share-based compensation	42,188		42,188				42,188
Proceeds from subscription receivables	536		536				536
Redemption of subscription receivables	(67,943)		(67,943)				(67,943)
Balance at Dec. 31, 2014	$ 2,657,999	$ 2,812	$ 1,823,171	$ 1,125,686	$ (134,735)	$ (167,190)	$ 2,649,744	$ 8,255
Balance, shares at Dec. 31, 2014	239,707	239,707				7,684